RELATED PARTY TRANSACTIONS - Ship Finance International Limited (Details)	3 Months Ended	6 Months Ended
	Sep. 30, 2015 vessel	Jun. 30, 2019 vessel $ / d	Jun. 30, 2018 vessel $ / d
Related Party Transaction [Line Items]
Number of vessels sold and leased back		8
Ship Finance International Ltd
Related Party Transaction [Line Items]
Number of vessels sold and leased back	8	8
Ship Finance International Ltd | Dry Bulk Carriers
Related Party Transaction [Line Items]
Number of vessels managed		14,000	14,000
Ship Finance International Ltd | Container Carriers
Related Party Transaction [Line Items]
Number of vessels managed		14,000	7,000
Commercial management fee revenue (in dollars per day) | $ / d		75	75
Minimum | Ship Finance International Ltd | Dry Bulk Carriers
Related Party Transaction [Line Items]
Commercial management fee revenue (in dollars per day) | $ / d		75,000	75,000
Maximum | Ship Finance International Ltd | Dry Bulk Carriers
Related Party Transaction [Line Items]
Commercial management fee revenue (in dollars per day) | $ / d		125,000	125,000